Payments, by Category - USD ($) $ in Thousands	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 48,500	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 48,500